Revenue - Summary of Revenue by Segments (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₸ 1,913,490	₸ 1,270,592	₸ 884,822
Fee revenue	1,027,545	724,742	519,474
Interest revenue	833,516	574,426	422,075
Retail revenue	68,807
Other gains (losses)	23,200	16,384	(4,746)
Rewards	(39,578)	(44,960)	(51,981)
Operating Segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,953,068	1,315,552	936,803
Intergroup	(560)	(2,423)
Payments | Operating Segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	478,684	333,343	217,085
Fee revenue	368,925	256,750	166,449
Interest revenue	109,759	76,593	50,636
Marketplace | Operating Segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	448,223	239,609	153,604
Fee revenue	375,189	236,884	151,742
Retail revenue	68,807
Other gains (losses)	4,227	2,725	1,862
Fintech | Operating Segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,026,721	745,023	566,114
Fee revenue	283,991	231,108	201,283
Interest revenue	723,757	500,256	371,439
Other gains (losses)	₸ 18,973	₸ 13,659	₸ (6,608)